Accounting Policies and Estimates (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of revenues by major customer type
Total revenues	$ 541,794	$ 708,273
National Institutes of Health [Member]
Summary of revenues by major customer type
Total revenues	455,094	611,155
Department of Defense [Member]
Summary of revenues by major customer type
Total revenues		67,118
Commercial Customers [Member]
Summary of revenues by major customer type
Total revenues	$ 86,700	$ 30,000